UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  02/09/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        75
Form 13F Information Table Value Total:                  $519,561
                                                      (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                        TITLE           CUSIP      VALUE    SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  (x$1000)  PRN AMT    PRN   CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------   --------------  --------- --------  -------    ---   ---- ---------- --------  --------- ------ ----
ACACIA RESH CORP               ACACIA TCH COM  003881307    6035     165305    SH         SOLE                  159175   0      6130
ACI WORLDWIDE INC              COM             004498101    8550     298520    SH         SOLE                  287458   0     11062
AIR METHODS CORP               COM PAR $.06    009128307   14731     174434    SH         SOLE                  167974   0      6460
BALLY TECHNOLOGIES INC         COM             05874B107    8595     217253    SH         SOLE                  209208   0      8045
BBCN BANCORP INC               COM             073295107    1362     144175    SH         SOLE                  138830   0      5345
BRINKER INTL INC               COM             109641100   13055     487840    SH         SOLE                  469490   0     18350
C&J ENERGY SVCS INC            COM             12467B304    7205     344248    SH         SOLE                  331493   0     12755
CALIX INC                      COM             13100M509    1643     253999    SH         SOLE                  244744   0      9255
CARIBOU COFFEE INC             COM             142042209    5104     365855    SH         SOLE                  352300   0     13555
CENTENE CORP DEL               COM             15135B101   14595     368655    SH         SOLE                  354995   0     13660
CITIZENS REPUBLIC BANCORP IN   COM NEW         174420307    7585     665365    SH         SOLE                  640755   0     24610
CLEAN HARBORS INC              COM             184496107    8429     132265    SH         SOLE                  127365   0      4900
CLEAR CHANNEL OUTDOOR HLDGS    CL A            18451C109    3446     274618    SH         SOLE                  264453   0     10165
CLEARWIRE CORP NEW             CL A            18538Q105    5479    2824010    SH         SOLE                 2719330   0    104680
CODEXIS INC                    COM             192005106    3533     666625    SH         SOLE                  642015   0     24610
COINSTAR INC                   COM             19259P300    2727      59745    SH         SOLE                   57530   0      2215
CONSTANT CONTACT INC           COM             210313102    6327     272615    SH         SOLE                  262510   0     10105
COOPER COS INC                 COM NEW         216648402   21539     305436    SH         SOLE                  293916   0     11520
DIGITALGLOBE INC               COM NEW         25389M877    5153     301150    SH         SOLE                  289990   0     11160
DRAGONWAVE INC                 COM             26144M103    2358     683445    SH         SOLE                  658340   0     25105
DSW INC                        CL A            23334L102   10568     239051    SH         SOLE                  230201   0      8850
DYCOM INDS INC                 COM             267475101    8256     394652    SH         SOLE                  380032   0     14620
ENERSYS                        COM             29275Y102   13026     501569    SH         SOLE                  482979   0     18590
ENTROPIC COMMUNICATIONS INC    COM             29384R105    3241     634286    SH         SOLE                  610821   0     23465
ESCO TECHNOLOGIES INC          COM             296315104    6685     232274    SH         SOLE                  223659   0      8615
EURONET WORLDWIDE INC          COM             298736109    6028     326196    SH         SOLE                  314104   0     12092
FINISH LINE INC                CL A            317923100    7372     382268    SH         SOLE                  368153   0     14115
FIRST CASH FINL SVCS INC       COM             31942D107    9558     272399    SH         SOLE                  262304   0     10095
GEOEYE INC                     COM             37250W108      68       3050    SH         SOLE                    3050   0         0
GEVO INC                       COM             374396109    2177     346161    SH         SOLE                  333346   0     12815
GNC HLDGS INC                  COM CL A        36191G107    3384     116885    SH         SOLE                  112550   0      4335
GOODRICH PETE CORP             COM NEW         382410405    6269     456614    SH         SOLE                  439694   0     16920
GRAND CANYON ED INC            COM             38526M106    4624     289715    SH         SOLE                  278980   0     10735
GULFPORT ENERGY CORP           COM NEW         402635304    5544     188246    SH         SOLE                  181271   0      6975
HANESBRANDS INC                COM             410345102    2489     113866    SH         SOLE                  109646   0      4220
HECKMANN CORP                  COM             422680108   10444    1570593    SH         SOLE                 1512388   0     58205
HEXCEL CORP NEW                COM             428291108   12152     501958    SH         SOLE                  483438   0     18520
HURON CONSULTING GROUP INC     COM             447462102    6343     163744    SH         SOLE                  157679   0      6065
INTERMOLECULAR INC             COM             45882D109     566      65930    SH         SOLE                   63530   0      2400
INTERNAP NETWORK SVCS CORP     COM PAR $.001   45885A300    2822     475149    SH         SOLE                  457539   0     17610
JARDEN CORP                    COM             471109108    5414     181177    SH         SOLE                  174439   0      6738
KENEXA CORP                    COM             488879107    5159     193229    SH         SOLE                  186069   0      7160
KULICKE & SOFFA INDS INC       COM             501242101    6948     751122    SH         SOLE                  723292   0     27830
LIONS GATE ENTMNT CORP         COM NEW         535919203    7890     948360    SH         SOLE                  913215   0     35145
LSI CORPORATION                COM             502161102    4400     739570    SH         SOLE                  711370   0     28200
MASTEC INC                     COM             576323109    3713     213735    SH         SOLE                  205735   0      8000
MAXIMUS INC                    COM             577933104    7948     192220    SH         SOLE                  185090   0      7130
MAXWELL TECHNOLOGIES INC       COM             577767106    1779     109575    SH         SOLE                  105515   0      4060
MEDIVATION INC                 COM             58501N101   13946     302452    SH         SOLE                  291242   0     11210
MEDNAX INC                     COM             58502B106    7920     109986    SH         SOLE                  105911   0      4075
MENS WEARHOUSE INC             COM             587118100    6892     212637    SH         SOLE                  204755   0      7882
MWI VETERINARY SUPPLY INC      COM             55402X105    9153     137761    SH         SOLE                  132681   0      5080
NCR CORP NEW                   COM             62886E108   15390     934975    SH         SOLE                  900310   0     34665
NORTHERN OIL & GAS INC NEV     COM             665531109    3934     164057    SH         SOLE                  158007   0      6050
OCZ TECHNOLOGY GROUP INC       COM             67086E303   20711    3133342    SH         SOLE                 3017237   0    116105
OLD DOMINION FGHT LINES INC    COM             679580100    8188     202023    SH         SOLE                  194564   0      7459
ORTHOFIX INTL N V              COM             N6748L102    5711     162103    SH         SOLE                  156098   0      6005
OSI SYSTEMS INC                COM             671044105   12046     246940    SH         SOLE                  237790   0      9150
OXFORD INDS INC                COM             691497309    7246     160591    SH         SOLE                  154641   0      5950
PEBBLEBROOK HOTEL TR           COM             70509V100    6148     320565    SH         SOLE                  308680   0     11885
PREMIERE GLOBAL SVCS INC       COM             740585104    6133     724097    SH         SOLE                  697247   0     26850
PRICESMART INC                 COM             741511109    4762      68428    SH         SOLE                   65888   0      2540
RADWARE LTD                    ORD             M81873107    4141     141566    SH         SOLE                  136322   0      5244
RUSH ENTERPRISES INC           CL A            781846209    4714     225325    SH         SOLE                  217005   0      8320
SIGNET JEWELERS LIMITED        SHS             G81276100    7676     174602    SH         SOLE                  168137   0      6465
STAMPS COM INC                 COM NEW         852857200    9867     377615    SH         SOLE                  363620   0     13995
SXC HEALTH SOLUTIONS CORP      COM             78505P100    8725     154485    SH         SOLE                  148757   0      5728
TEAM HEALTH HOLDINGS INC       COM             87817A107    1795      81315    SH         SOLE                   78265   0      3050
TEMPUR PEDIC INTL INC          COM             88023U101    9671     184097    SH         SOLE                  177227   0      6870
TERADYNE INC                   COM             880770102    3730     273685    SH         SOLE                  263540   0     10145
TESLA MTRS INC                 COM             88160R101    5746     201207    SH         SOLE                  193752   0      7455
TNS INC                        COM             872960109    5585     315205    SH         SOLE                  303530   0     11675
UNITED  NAT FOODS INC          COM             911163103    8921     222980    SH         SOLE                  214710   0      8270
VASCO DATA SEC INTL INC        COM             92230Y104    1519     232914    SH         SOLE                  224514   0      8400
WOLVERINE WORLD WIDE INC       COM             978097103    6970     195567    SH         SOLE                  188312   0      7255